Revenues	12 Months Ended
Dec. 31, 2022
Revenues
Revenues

9. Revenues

The Partnership has recognized the following amounts relating to revenues:

	For the year ended
	December 31,
	2020	2021	2022
Revenues from long-term time charters	283,266	221,813	187,802
Revenues from spot time charters	50,396	104,329	183,232
Total	333,662	326,142	371,034

The Partnership defines long-term time charters as charter party agreements with an initial duration of more than three years (excluding any optional periods), while all charter party agreements of an initial duration of less than (or equal to) three years (excluding any optional periods) are classified as spot time charters.

Until December 31, 2021, the Partnership presented revenues from charter party agreements with an initial duration of less than five years (excluding optional periods) as revenues from spot time charters. Management believes that the revised presentation, using an initial duration of less than three years, represents more faithfully the Partnership's exposure to the spot and short-term market as opposed to the long-term market and better reflects management's view of the Partnership's business, as evolved over the last two years. Comparative figures have been retrospectively adjusted to reflect this change in policy, resulting in the reclassification of $39,978 and $44,538 from Revenues from spot time charters to Revenues from long-term time charters for the years ended December 31, 2020 and 2021, respectively.

The technical management service components of revenues from time charters (Revenues from long-term time charters and Revenues from spot time charters) for the years ended December 31, 2020, 2021 and 2022 were $75,101, $76,545 and $78,149, respectively. These figures are not readily quantifiable as the Partnership’s contracts (under time charter arrangements) do not separate these components. The service component amounts are estimated based on the amounts of the vessel operating expenses for each year applying the “cost plus margin” approach.

Payments received include payments for the service components in these time charter arrangements.